Fees Summary	Jul. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 921,570,529.67
Previously Paid Amount	0
Total Fee Amount	127,268.89
Total Offset Amount	0
Net Fee	$ 127,268.89
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A